Long-Term Debt, Net - Convertible Debt (Details) - Senior Convertible Debt ]Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Net - Convertible Debt (Details) [Line Items]
Balance	$ 15,294	$ 61,101	$ 58,655	$ 0
Repayments and conversion	(200)	(66,250)	(14,550)
Convertible debentures issued				100,000
Derivative liability				(21,580)
Original Issue Discount of 16%				(16,000)
Placement fees and issuance costs				(7,200)
Amortization and write-off of debt discount	2,007	20,443	16,996	3,435
Balance	$ 17,101	$ 15,294	$ 61,101	$ 58,655